Supplemental Disclosures With Respect To Cash Flows - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Right-of-use (ROU) assets acquired through operating leases	$ 20,865,000	$ 37,297,000	$ 57,100,580	$ 10,081,357